Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations

	Note	December 31, 2023	December 31, 2022
DSU liabilities	20(c)	$21,361	$13,159
Long-term contract liabilities	5(b)	16,114	—
Obligation related to MacKellar acquisition		93,356	—
Obligation related to DGI acquisition		—	2,142
Other		3,526	3,275
		$134,357	$18,576